Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of non-current assets by geographic location.
	At December 31 2022 £’000	At December 31 2021 £’000
Non-current assets
UK	262,541	496,245
EU	1,855	48,446

Total	264,396	544,691